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                        FLEMING MUTUAL FUND GROUP, INC.
                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                               MUTUAL FUND GROUP
                          MUTUAL FUND INVESTMENT TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST

                        Supplement Dated March 20, 2002
                  to all Statements of Additional Information

        Effective immediately, for Class A, B and C Shares of each Fund that is a series of the above-referenced registrants, trail or maintenance commissions may be paid to broker-dealers prior to the 13th month following the purchase of such shares.

                                                                  SUP-TRUSTS-302